Earnings Per Share (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Common Stock, Dividend Rate, Percentage			10.00%
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	14,000	12,500	129,000